Summary of Significant Accounting Policies (Details) - Schedule of Contract Assets and Liabilities	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Contract liabilities type：
Total contract liabilities	¥ 2,115,522	$ 291,106	¥ 896,226	¥ 26,505,364
In time [Member]
Contract liabilities type：
Total contract liabilities	2,115,522		424,528	25,971,938
Over time [Member]
Contract liabilities type：
Total contract liabilities			¥ 471,698	¥ 533,426